INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Inventories [Table Text Block]
	December 31,	December 31,
	2016	2015
Raw materials	$193,713	$617,833
Work in Process	11,947	101,441
Finished goods	874,899	1,108,968
Cost of projects	651,266	1,693,737
	$1,731,825	$3,521,979
Allowance for slow-moving or obsolete inventories	(254,042)	(1,380,886)
Inventories, net	$1,477,783	$2,141,093